THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		9 Months Ended		12 Months Ended
	Nov. 24, 2021	Dec. 31, 2021 Number shares	Dec. 31, 2020 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Stockholders' Equity, Reverse Stock Split	On November 24, 2021, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Nevada to effect a 1-for-3 reverse stock split of the Company’s shares of common stock.
Number of Operating Segments | Number		1
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		1,967,188	1,170,863	1,197,252	1,059,315
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years		5 years